Supplemental Data (Other Cash Flow Data and Interest Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Data
Interest paid	$ 268	$ 277	$ 270
Income Taxes Paid	$ 587	$ 648	$ 468